Shareholder Report, Holdings (Details) - C000241425 [Member]	Sep. 30, 2025
Alpha Architect 1-3 Month Box ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
United States Treasury Bill, 4.10%, 11/13/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Invesco S&P 500 Momentum ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Exchange Traded Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%